SEGMENT REPORTING (Details)	3 Months Ended								12 Months Ended
	Jan. 30, 2016 USD ($)	Oct. 31, 2015 USD ($)	Aug. 01, 2015 USD ($)	May. 02, 2015 USD ($)	Jan. 31, 2015 USD ($)	Nov. 01, 2014 USD ($)	Aug. 02, 2014 USD ($)	May. 03, 2014 USD ($)	Jan. 30, 2016 USD ($)	Jan. 31, 2015 USD ($)	Feb. 01, 2014 USD ($)
Segment Reporting Information [Line Items]
Depreciation and amortization									$ 487,700,000	$ 206,000,000	$ 190,700,000
Goodwill, Transfers									$ 121,800,000
Number of retail discount stores									13,800
Goodwill	$ 5,021,700,000				$ 164,600,000				$ 5,021,700,000	164,600,000
Assets	15,901,200,000				3,492,700,000				15,901,200,000	3,492,700,000
Operating Income (Loss)	469,700,000	$ 223,700,000	$ 123,400,000	$ 232,800,000	383,600,000	$ 219,700,000	$ 205,000,000	$ 231,900,000	1,049,700,000	1,040,200,000	970,300,000
Gross profit	1,652,600,000	1,400,000,000	855,200,000	748,900,000	918,100,000	725,300,000	694,100,000	696,600,000	4,656,700,000	3,034,000,000	2,789,800,000
Net sales	5,365,300,000	$ 4,945,200,000	$ 3,011,200,000	$ 2,176,700,000	2,475,600,000	$ 2,095,200,000	$ 2,031,100,000	$ 2,000,300,000	$ 15,498,400,000	8,602,200,000	7,840,300,000
Number of states stores operating in									48
Number of Canadian provinces									5
Number of Reportable Segments									2
Dollar Tree [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									$ 223,400,000	206,000,000	190,700,000
Price Point									$ 1.00
Number of distribution centers									10
Goodwill	283,600,000				164,600,000				$ 283,600,000	164,600,000
Assets	3,472,000,000				3,492,700,000				3,472,000,000	3,492,700,000
Operating Income (Loss)									1,080,500,000	1,040,200,000	970,300,000
Gross profit									3,249,300,000	3,034,000,000	2,789,800,000
Net sales									9,336,400,000	8,602,200,000	7,840,300,000
Family Dollar [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									$ 264,300,000	0	0
Number of distribution centers									11
Goodwill	4,738,100,000				0				$ 4,738,100,000	0
Assets	$ 12,429,200,000				$ 0				12,429,200,000	0
Operating Income (Loss)									(30,800,000)	0	0
Gross profit									1,407,400,000	0	0
Net sales									$ 6,162,000,000	$ 0	$ 0
Dollar Tree - Canada [Member]
Segment Reporting Information [Line Items]
Number of distribution centers									2